Goodwill (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill
Beginning balance		¥ 2,477,075		¥ 1,135,034	¥ 710,983
New additions		13,080		1,359,749	424,051
Re-assignment of goodwill		0			0
Disposal of a business	¥ (17,700)			(17,708)
Impairment provided		(22,658)		0	0
Ending balance		2,467,497	$ 378,160	2,477,075	1,135,034
Real estate business
Goodwill
Beginning balance		0		0	710,983
New additions		0		0	424,051
Re-assignment of goodwill		0			(1,135,034)
Disposal of a business				0
Impairment provided		0
Ending balance		0		0	0
Existing home transaction services
Goodwill
Beginning balance		2,174,580		848,732	0
New additions		0		1,343,556	0
Re-assignment of goodwill		(1,192,875)			848,732
Disposal of a business				(17,708)
Impairment provided		(695)
Ending balance		981,010		2,174,580	848,732
New home transaction services
Goodwill
Beginning balance		286,302		286,302	0
New additions		13,080		0	0
Re-assignment of goodwill		1,192,875			286,302
Disposal of a business				0
Impairment provided		(5,770)
Ending balance		1,486,487		286,302	286,302
Emerging and other services
Goodwill
Beginning balance		16,193		0	0
New additions		0		16,193	0
Re-assignment of goodwill		0			0
Disposal of a business				0
Impairment provided		(16,193)
Ending balance		¥ 0		¥ 16,193	¥ 0